SIGNIFICANT ACCOUNTING POLICIES (Schedule of Useful Life of Assets at Annual Depreciation Rates) (Details)	12 Months Ended
Dec. 31, 2017
Equipment, computers and systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	33%
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	The shorter of the lease term and the useful life
Lab Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	20%
Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage on straight-line basis over the useful life of the assets (in %)	20%